Emerging Markets Growth FundSM
Investment portfolio
September 30, 2020
unaudited
Common stocks 96.47% Asia-Pacific 77.77% China 42.66%	Shares	Value (000)
Alibaba Group Holding Ltd.[1,2]	2,209,568	$81,707
CanSino Biologics Inc., Class H1,2,3	1,264,083	27,315
China East Education Holdings Ltd.[1,3]	2,603,000	5,647
China Gas Holdings Ltd.[1]	1,687,400	4,812
China Merchants Bank Co., Ltd., Class H1	4,703,500	22,398
China Overseas Land & Investment Ltd.[1]	17,668,450	44,560
China Overseas Property Holdings Ltd.[1]	6,556,000	5,375
China Resources Gas Group Ltd.[1]	1,558,000	6,975
China Resources Land Ltd.[1]	8,382,787	38,123
China Tower Corp. Ltd., Class H1	35,918,000	6,240
ENN Energy Holdings Ltd.[1]	620,000	6,764
Gree Electric Appliances, Inc. of Zhuhai, Class A1	1,618,086	12,717
Guangzhou Baiyun International Airport Co. Ltd., Class A1	1,998,332	4,008
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A1	73,100	1,103
Haitian International Holdings Ltd.[1]	1,114,000	2,589
Hangzhou Tigermed Consulting Co., Ltd., Class A1	634,571	9,651
Hangzhou Tigermed Consulting Co., Ltd., Class H1,2	387,000	5,513
Huazhu Group Ltd. (ADR)[3]	537,611	23,246
Hutchison China MediTech Ltd.[1]	21,080	133
Hutchison China MediTech Ltd. (ADR)[2,3]	1,329,176	42,932
HUYA, Inc. (ADR)[2]	408,237	9,777
IMAX China Holding, Inc.[1]	1,432,429	2,339
Jiangsu Hengrui Medicine Co., Ltd., Class A1	3,971,727	52,575
Kweichow Moutai Co., Ltd., Class A1	51,261	12,602
Legend Biotech Corp. (ADR)[2,3]	936,775	28,918
Longfor Group Holdings Ltd.[1]	9,539,113	53,620
Meituan Dianping, Class B1,2	344,700	10,841
Midea Group Co., Ltd., Class A1	776,760	8,305
Ming Yuan Cloud Group Holdings Ltd.[1,2]	232,000	868
NetEase, Inc.[1]	491,029	8,808
NetEase, Inc. (ADR)	10,116	4,600
Oneconnect Financial Technology Co., Ltd. (ADR)[2,3]	1,127,817	24,023
Ping An Insurance (Group) Company of China, Ltd., Class H1	4,836,200	49,891
Poly Property Services Co., Ltd., Class H1	219,200	1,708
Shandong Pharmaceutical Glass Co., Ltd., Class A1	243,000	1,612
Shanghai International Airport Co., Ltd., Class A1	487,068	4,912
Tencent Holdings Ltd.[1]	1,355,700	90,281
Trip.com Group Ltd. (ADR)[2]	667,240	20,778
Venustech Group Inc., Class A1	1,364,309	6,944
WuXi Biologics (Cayman) Inc.[1,2]	361,500	8,871
Yeahka Ltd.[1,2]	3,552,800	22,022
Yunnan Energy New Material Co., Ltd., Class A1	635,473	8,598
		784,701
Emerging Markets Growth Fund — Page 1 of 9

unaudited
Common stocks (continued) Asia-Pacific (continued) Hong Kong 9.48%	Shares	Value (000)
AIA Group Ltd.[1]	5,451,800	$53,707
BeiGene, Ltd. (ADR)[2]	237,640	68,070
ESR Cayman Ltd.[1,2]	2,465,800	7,693
Galaxy Entertainment Group Ltd.[1]	2,740,500	18,549
Hong Kong Exchanges and Clearing Ltd.[1]	341,400	16,047
Wynn Macau, Ltd.[1,2]	6,480,629	10,374
		174,440
India 10.10%
Asian Paints Ltd.[1]	192,609	5,190
Astral Poly Technik Ltd.[1]	272,837	4,551
Avenue Supermarts Ltd.[1,2]	82,536	2,465
Berger Paints India Ltd.[1]	921,866	7,299
Bharti Airtel Ltd.[1]	3,409,174	19,526
Bharti Infratel Ltd.[1]	1,884,110	4,503
City Union Bank Ltd.[1]	987,987	1,882
Coforge Ltd.[1]	352,801	11,130
Godrej Consumer Products Ltd.[1]	314,141	3,095
Havells India Ltd.[1]	122,536	1,130
HDFC Bank Ltd.[1,2]	1,149,293	16,935
HDFC Bank Ltd. (ADR)[2]	6,300	315
ICICI Bank Ltd.[1,2]	1,337,449	6,488
ICICI Bank Ltd. (ADR)[2]	1,529,268	15,033
Indian Energy Exchange Ltd.[1]	754,858	2,127
Info Edge (India) Ltd.[1]	115,580	5,697
Infosys Ltd.[1]	336,396	4,647
ITC Ltd.[1]	2,183,049	5,084
Kotak Mahindra Bank Ltd.[1,2]	663,229	11,416
Maruti Suzuki India Ltd.[1]	59,870	5,500
Nestlé India Ltd.[1]	7,822	1,688
Reliance Industries Ltd.[1]	1,001,934	30,516
TeamLease Services Ltd.[1]	287,437	8,556
United Spirits Ltd.[1,2]	795,950	5,588
Varun Beverages Ltd.[1]	347,669	3,306
Westlife Development Ltd.[1,2]	402,113	2,169
		185,836
Indonesia 4.54%
Astra International Tbk PT1	26,185,200	7,878
Bank BTPN Syariah Tbk PT1	34,623,859	7,666
Bank Central Asia Tbk PT1	2,115,660	3,861
Bank Mandiri (Persero) Tbk PT1	90,154,708	30,253
Bank Rakyat Indonesia (Persero) Tbk PT1	30,654,800	6,288
Elang Mahkota Teknologi Tbk PT1	28,359,535	14,302
PT Surya Citra Media Tbk[1]	135,652,444	11,142
Semen Indonesia (Persero) Tbk PT1	3,367,900	2,083
		83,473
Philippines 1.36%
Ayala Corp.[1]	677,970	9,635
Bloomberry Resorts Corp.[1]	54,034,364	8,182
International Container Terminal Services, Inc.[1]	3,162,076	7,178
		24,995
Emerging Markets Growth Fund — Page 2 of 9

unaudited
Common stocks (continued) Asia-Pacific (continued) Singapore 0.68%	Shares	Value (000)
Sea Ltd., Class A (ADR)[2]	34,863	$5,370
Yoma Strategic Holdings Ltd.[1]	34,108,532	7,163
		12,533
South Korea 3.75%
Hugel, Inc.[1,2]	48,114	7,593
NAVER Corp.[1]	38,276	9,691
NCSoft Corp.[1]	2,735	1,884
NHN KCP Corp.[1]	106,563	6,249
Samsung Electronics Co., Ltd.[1]	562,392	28,337
Samsung Electronics Co., Ltd. (GDR)[1,4]	10,121	12,815
SK hynix, Inc.[1]	34,082	2,445
		69,014
Taiwan 4.29%
Delta Electronics, Inc.[1]	534,000	3,502
MediaTek Inc.[1]	480,042	10,122
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	4,007,812	60,192
Vanguard International Semiconductor Corp.[1]	1,493,000	4,981
		78,797
Thailand 0.05%
Airports of Thailand PCL, foreign registered shares[1]	464,400	831
Vietnam 0.86%
Masan Group Corp.[1]	2,875,120	6,799
Vinhomes JSC[1,2]	2,776,495	9,083
		15,882
Total Asia-Pacific		1,430,502
Eastern Europe and Middle East 9.47% Belgium 0.12%
Anheuser-Busch InBev SA/NV1	41,221	2,225
Hungary 0.29%
Wizz Air Holdings PLC[1,2]	132,209	5,306
Kazakhstan 0.53%
Halyk Savings Bank Of Kazakhstan OJSC (GDR)[1,4]	909,355	9,696
Poland 0.37%
CD Projekt SA1,2	62,390	6,745
Russian Federation 7.92%
Alrosa PJSC[1]	2,597,604	2,466
Baring Vostok Capital Fund IV Supplemental Fund, LP1,2,5,6,7,8	43,189,451	5,481
Baring Vostok Private Equity Fund IV, LP1,2,5,6,7,8	23,570,820	4,848
Detsky Mir PJSC[1]	8,921,687	13,501
Emerging Markets Growth Fund — Page 3 of 9

unaudited
Common stocks (continued) Eastern Europe and Middle East (continued) Russian Federation (continued)	Shares	Value (000)
Moscow Exchange MICEX-RTS PJSC[1]	5,790,188	$10,899
New Century Capital Partners, LP1,2,5,6,8	5,247,900	291
Rosneft Oil Company PJSC (GDR)[1]	918,400	4,506
Sberbank of Russia PJSC[1,2]	1,220,014	3,577
Sberbank of Russia PJSC (ADR)[1,2]	3,127,700	36,490
TCS Group Holding PLC (GDR)[1,4]	367,000	9,690
Yandex NV, Class A2	827,895	54,020
		145,769
Slovenia 0.24%
Nova Ljubljanska banka dd (GDR)[1,2]	498,794	4,338
Turkey 0.00%
Aktas Elektrik Ticaret AS1,2,5	4,273	—[9]
Total Eastern Europe and Middle East		174,079
Latin America 5.91% Argentina 0.39%
Despegar.com, Corp.[2]	332,900	2,117
Loma Negra Compania Industrial Argentina SA (ADR)[2]	1,176,566	5,071
		7,188
Brazil 3.95%
Boa Vista Servicos SA2	1,326,775	3,305
BR Malls Participacoes SA, ordinary nominative[2]	1,022,348	1,526
CCR SA, ordinary nominative	2,245,890	5,067
Cyrela Brazil Realty SA, ordinary nominative	4,248,472	17,581
ENGIE Brasil Energia SA, ordinary nominative (ADR)	6	—[9]
Estre Ambiental Inc.[4]	591,120	26
Gerdau SA (ADR)[3]	554,600	2,052
Hypera SA, ordinary nominative	2,165,256	11,497
Lojas Americanas SA, ordinary nominative	787,577	3,422
Nexa Resources SA	574,000	3,036
OdontoPrev SA, ordinary nominative	570,000	1,218
PagSeguro Digital Ltd., Class A2,3	330,703	12,471
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)	299,232	2,131
Vale SA, ordinary nominative	516,178	5,433
Vale SA, ordinary nominative (ADR)	359,923	3,808
		72,573
Mexico 1.57%
América Móvil, SAB de CV, Series L (ADR)	1,205,846	15,061
Bolsa Mexicana de Valores, SAB de CV, Series A	6,105,600	13,837
		28,898
Total Latin America		108,659
Other markets 1.67% United Kingdom 0.67%
Airtel Africa PLC[1]	7,245,400	5,417
British American Tobacco PLC[1]	127,000	4,565
Sedibelo Platinum Mines Ltd.[1,2,5]	17,665,800	2,388
		12,370
Emerging Markets Growth Fund — Page 4 of 9

unaudited
Common stocks (continued) Other markets (continued) United States 1.00%	Shares	Value (000)
Fabrinet, non-registered shares[2]	15,180	$957
MercadoLibre, Inc.[2]	11,953	12,939
Philip Morris International Inc.	47,274	3,545
Samsonite International SA1,2	961,665	981
		18,422
Total Other markets		30,792
Africa 1.65% Federal Republic of Nigeria 0.43%
Guaranty Trust Bank PLC[1]	134,690,960	7,790
South Africa 1.22%
AngloGold Ashanti Ltd.[1]	259,297	6,774
Discovery Ltd.[1]	2,060,209	15,717
		22,491
Total Africa		30,281
Total common stocks (cost: $1,271,251,000)		1,774,313
Preferred securities 0.57% Latin America 0.53% Brazil 0.53%
Azul SA, preferred nominative (ADR)[2,3]	237,907	3,131
GOL Linhas Aéreas Inteligentes SA, preferred nominative[2]	569,400	1,732
GOL Linhas Aéreas Inteligentes SA, preferred nominative (ADR)[2,3]	535,000	3,263
Lojas Americanas SA, preferred nominative	268,364	1,356
Petróleo Brasileiro SA (Petrobras), preferred nominative	67,000	234
		9,716
Asia-Pacific 0.04% South Korea 0.04%
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	18,959	818
Total preferred securities (cost: $12,614,000)		10,534
Short-term securities 4.63% Money market investments 4.63%
BlackRock Liquidity Funds – FedFund, Institutional Shares 0%[10,11]	11,150,470	11,151
Capital Group Central Cash Fund 0.12%[10,12]	490,690	49,074
Goldman Sachs Financial Square Government Fund, Institutional Shares 0%[10,11]	10,000,000	10,000
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.02%[10,11]	12,996,404	12,996
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.02%[10,11]	2,000,000	2,000
		85,221
Total short-term securities (cost: $85,220,000)		85,221
Total investment securities 101.67% (cost: $1,369,085,000)		1,870,068
Other assets less liabilities (1.67)%		(30,749)
Net assets 100.00%		1,839,319
Emerging Markets Growth Fund — Page 5 of 9

unaudited
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation at 9/30/2020 (000)
Purchases (000)	Sales (000)
USD3,222	BRL18,000	Morgan Stanley	10/30/2020	$20
Investments in affiliates12

	Value of affiliates at 7/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 9/30/2020 (000)	Dividend income (000)
Short-term securities 2.67%
Money market investments 2.67%
Capital Group Central Cash Fund 0.12%[10]	$20,231	$108,574	$79,731	$—	$—	$49,074	$13
[1]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $1,351,949,000, which represented 73.50% of the net assets of the fund. This amount includes $1,338,941,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was on loan. The total value of all such securities was $34,859,000, which represented 1.90% of the net assets of the fund.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $28,293,000, which represented 1.54% of the net assets of the fund.
[5]	Value determined using significant unobservable inputs.
[6]	Cost and market value do not include prior distributions to the fund from income or proceeds realized from securities held by the private equity fund. Therefore, the cost and market value may not be indicative of the private equity fund’s performance. For private equity funds structured as limited partnerships, shares are not applicable and therefore the fund’s interest in the partnership is reported.
[7]	Excludes an unfunded capital commitment representing an agreement which obligates the fund to meet capital calls in the future. Capital calls can only be made if and when certain requirements have been fulfilled; thus, the timing and the amount of such capital calls cannot readily be determined.
[8]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[9]	Amount less than one thousand.
[10]	Rate represents the seven-day yield at 9/30/2020.
[11]	Security purchased with cash collateral from securities on loan.
[12]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Baring Vostok Capital Fund IV Supplemental Fund, LP	10/8/2007-8/29/2019	$31,625	$5,481.30%
Baring Vostok Private Equity Fund IV, LP	4/25/2007-8/29/2019	15,428	4,848.26
New Century Capital Partners, LP	12/7/1995	—	291.02
Total private placement securities		$ 47,053	$ 10,620.58%
Emerging Markets Growth Fund — Page 6 of 9

unaudited
Valuation disclosures

Capital International, Inc. (“CIInc”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $4,119,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of directors has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value
Emerging Markets Growth Fund — Page 7 of 9

unaudited
decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of directors. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2020 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Asia-Pacific	$243,062	$1,187,440	$—	$1,430,502
Eastern Europe and Middle East	54,020	109,439	10,620	174,079
Latin America	108,659	—	—	108,659
Other markets	17,441	10,963	2,388	30,792
Africa	—	30,281	—	30,281
Preferred securities	9,716	818	—	10,534
Short-term securities	85,221	—	—	85,221
Total	$518,119	$1,338,941	$13,008	$1,870,068
*	Amount less than one thousand.

	Other investments
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$20	$—	$20
Key to abbreviations
ADR = American Depositary Receipts
GDR = Global Depositary Receipts
BRL = Brazilian reais
Emerging Markets Growth Fund — Page 8 of 9

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
MFGEFP1-015-1120O-S78008	Emerging Markets Growth Fund — Page 9 of 9